Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net [Abstract]
Schedule of property and equipment net
	As of December 31,
	2022	2021
Computers	387,267	269,279
Office equipment	90,111	96,808
Furniture and fixtures	194,715	77,212
Leasehold improvements	2,668	2,956
Servers	12,671,736	12,671,736
Total	13,346,497	13,117,991
Less: Accumulated depreciation and amortization	(8,722,333)	(4,384,968)
Capital work in progress	34,415	—
Total	4,658,579	8,733,023